CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net loss	$ (72,460)	¥ (486,275)	¥ (558,053)	¥ (939,140)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	30,752	206,385	446,398	536,448
Allowance for doubtful accounts	508	3,411	1,024	109
Losses/(Gains) on disposal of property and equipment	(115)	(772)	(11,045)	1,905
Impairment of goodwill and intangible assets				110,610
Share-based compensation expenses	15,358	103,068	16,836	20,738
Deferred income tax benefit	(3,467)	(23,268)	(91,319)	(109,039)
Gains on deconsolidation of a subsidiary			(13,592)
Investment gain	(4,654)	(31,236)	(158,627)
Share of result of equity investee	(857)	(5,752)	4,982
Changes in operating assets and liabilities:
Prepayments and other current assets	4,258	28,573	457,974	(418,322)
Loan receivables - service fee	(128)	(862)	(978)	(1,052)
Inventories	(735)	(4,931)	3,988	(2,773)
Amounts due from related parties	893	5,994	(6,759)	(420)
Other non-current assets	2,795	18,755	(234)	3,979
Accounts payable	852	5,718	5,885	(4,128)
Salary and welfare payable	217	1,459	(15,764)	11,874
Taxes payable	(399)	(2,679)	4,179	131
Advances from customers	170	1,140	(199)	(308)
Amounts due to related parties	(1,447)	(9,710)	16,446	1,467
Accruals and other current liabilities	(20,088)	(134,826)	(416,004)	(44,576)
Net cash used in operating activities	(48,547)	(325,808)	(314,862)	(832,497)
Cash flows from investing activities:
Purchase of property, equipment and software	(1,289)	(8,648)	(5,169)	(23,660)
Purchase of intangible assets	(1,660)	(11,138)	(420)	(2,965)
Disposal of property and equipment	395	2,652	37,339	1,590
Dispose of Long-term investment	5,290	35,501
Purchase of short term investments	(157,200)	(1,055,000)	(2,044,621)	(1,276,434)
Maturity of short term investments	144,982	973,000	2,315,204	890,851
Cash paid for loan originations	(282,463)	(1,895,669)	(2,159,785)	(1,999,600)
Cash received from loan repayments	279,602	1,876,466	2,204,651	1,937,806
Cash paid for acquisition of subsidiaries				(69,225)
Net cash outflow arising from deconsolidation of a subsidiary (Note 10)			(6,738)
Net cash (used in)/provided by investing activities	(12,343)	(82,836)	340,461	(541,637)
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable Series C-3 preferred shares, net of issuance costs				192,142
Proceeds from issuance of ordinary shares, net of issuance costs	58,016	389,356
Proceeds from deemed exercise of share options	3,217	21,587	7,136	2,822
Cash paid for loan to shareholder	(195)	(1,307)
Cash received for loan repayments due from a shareholder	929	6,236
Cash paid for borrowing from shareholder	(149)	(1,000)
Net cash provided by financing activities	61,818	414,872	7,136	194,964
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	6,868	46,091	(78,833)	96,010
Net (decrease)/increase in cash and cash equivalents and restricted cash	7,796	52,319	(46,098)	(1,083,160)
Cash and cash equivalents and restricted cash at beginning of year	182,590	1,225,397	1,271,495	2,354,655
Cash and cash equivalents and restricted cash at end of year	190,386	1,277,716	1,225,397	1,271,495
Supplemental disclosures of cash flow information:
Cash paid for income taxes	(375)	(2,519)	(1,781)	(2,225)
Supplemental disclosures of non-cash flow investing and financing activities:
Accretion on convertible redeemable preferred shares to redemption value	75,978	509,904	688,240	¥ 601,902
Payable for deconsolidation of a subsidiary			¥ 1,190
Deemed dividend to holders of mezzanine equity	$ 13,273	¥ 89,076